Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 89.75
Total Fee Amount	89.75
Total Transaction Valuation	649,918.11
Total Offset Amount	0
Net Fee	$ 0